Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Domestic	4,474	4,655	3,969
Foreign	-	(1,134)	(3,169)
	4,474	3,521	800

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	As of December 31,
(in thousand)	2010	2011	2012
Current
Domestic	€317	€677	€15
Foreign	80	134	11
Total Current Provision	€397	€811	€26

Deferred
Domestic	€-	€-	€-
Foreign	-	-	-
Total Deferred Provision	€-	€-	€-
Total Tax Provision	€397	€811	€26

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Year Ended December 31,
	2010		2011		2012
	Tax	Rate %	Tax	Rate %	Tax	Rate %
Profit Before Tax at statutory rate	1,230	27.5	968	27.5	220	27.5
Movement in valuation allowance	(2,782)	(62.2)	(1,252)	(35.6)	(1,205)	(150.6)
Effect on Swiss tax rate	-	-	140	5.2	383	47.9
Expired NOLs	673	15.1	-	-	-	-
Other	367	8.2	-	-	-	-
Italian Regional tax - IRAP	317	7.1	380	10.8	107	13.4
Swiss minimum tax	81	1.8	134	3.8	11	1.4
Stock options	420	9.4	458	13.0	527	65.9
Permanent differences from Tax Calculation	91	2.0	(17)	(1.7)	(23)	(2.9)
True-up previous years in DTA calculation	-	-	-	-	6	0.7
Total	397	8.9	811	23.0	26	3.2

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
(in thousand)	2011	2012
Deferred tax assets:
Net operating losses	€13, 973	€14,183
Capitalization of R&D costs	6,363	5,320
Property, manufacturing facility and equipment	380	344
Write down of intangible assets	1,181	1,086
Allowance on doubtful accounts	162	15
Inventory write-off	277	192
Other	31	22
Total deferred tax assets	€22,367	€21,162

Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred tax assets	22,367	21,162
Valuation Allowance	(22,367)	(21,162)
Net deferred taxes	€-	€-